Right of Use And Lease - Schedule of Lease Obligation (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [abstract]
Current	R$ 1,059,661	R$ 542,088
Non-current	2,798,794	1,975,477
Total	R$ 3,858,455	R$ 2,517,565	R$ 446,235